Capital commitments and contingent liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Capital commitments and contingent liabilities.
Commitments to purchase property, plant and equipment	$ 125.4	$ 96.9